Selected Statements of Income Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 20:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2020	2019	2018

Total costs	$12,091	$12,382	$9,362
Less - capitalized software costs	(3,302)	(4,143)	(3,666)

Research and development, net	$8,789	$8,239	$5,696

b.	Financial income (expenses), net:

Bank charges and interest from loans offset by interest from short term deposits	$(614)	$(374)	$(986)
Interest income from marketable securities, net of amortization of premium on marketable securities	100	212	284
Gain (loss) arising from foreign currency translation and other	(403)	(1,007)	855

Financial income (expenses), net	$(917)	$(1,169)	$153